Schedule of Investments International Equity Portfolio^

(Unaudited) March 31, 2022

NUMBER OF SHARES		VALUE

Common Stocks 96.3%
Austria 1.2%
9,357	BAWAG Group AG	$472,146	*(a)
Belgium 0.5%
7,304	Azelis Group NV	176,194	*
Canada 1.1%
19,033	Softchoice Corp.	430,246	(b)
China 1.5%
1,576	NXP Semiconductors NV	291,686
21,100	Shenzhou International Group Holdings Ltd.	278,563
		570,249
Finland 1.3%
49,384	Nordea Bank Abp	508,260	(b)
France 7.7%
1,783	Air Liquide SA	311,925
2,436	Arkema SA	291,199
10,862	Bureau Veritas SA	309,685
16,162	Exclusive Networks SA	308,523	*
1,044	Kering SA	659,106
3,819	Pernod-Ricard SA	839,076
758	Teleperformance	288,721
		3,008,235
Germany 11.1%
2,437	adidas AG	567,884
5,948	Beiersdorf AG	624,861
7,339	Brenntag SE	591,754
2,812	Deutsche Boerse AG	506,190
6,754	HelloFresh SE	303,145	*
17,505	QIAGEN NV	857,745	*
615	SAP SE	68,159
5,171	SAP SE ADR	573,774
5,441	Stabilus SA	270,031
		4,363,543
Hong Kong 3.7%
49,200	AIA Group Ltd.	513,740
58,800	Techtronic Industries Co. Ltd.	942,062
		1,455,802
Ireland 5.0%
15,583	CRH PLC	622,411
5,767	Kerry Group PLC Class A	644,992
15,745	Smurfit Kappa Group PLC	699,351
		1,966,754
Italy 0.7%
23,064	Nexi SpA	266,152	*(a)
Japan 14.5%
3,500	As One Corp.	206,526
1,100	Disco Corp.	307,601
4,800	Fujitsu Ltd.	719,164
3,700	Koito Manufacturing Co. Ltd.	149,737
10,000	MISUMI Group, Inc.	297,708
2,700	Nitori Holdings Co. Ltd.	339,694
15,300	Olympus Corp.	289,975
11,300	Otsuka Corp.	400,656
29,100	SCSK Corp.	497,627
300	SMC Corp.	167,698
8,700	Sony Group Corp.	895,018
26,200	TechnoPro Holdings, Inc.	707,786
22,400	Terumo Corp.	677,790
		5,656,980
Netherlands 5.7%
5,492	AerCap Holdings NV	276,138	*
413	ASML Holding NV	275,975
8,125	Heineken NV	776,992
1,771	Koninklijke DSM NV	316,821
19,239	Koninklijke Philips NV	586,668
		2,232,594
Norway 0.3%
80,282	Elopak ASA	135,972	*
Singapore 1.5%
23,043	DBS Group Holdings Ltd.	603,777
Sweden 1.5%
7,649	Autoliv, Inc.	584,690
Switzerland 12.3%
6,917	Julius Baer Group Ltd.	400,456
679	Lonza Group AG	492,005
12,812	Novartis AG	1,124,785
3,081	Roche Holding AG	1,219,034
21,521	SIG Combibloc Group AG	542,541	*
1,280	Sonova Holding AG	534,705
26,109	UBS Group AG	510,204
		4,823,730
United Kingdom 21.9%
29,025	Bunzl PLC	1,125,621
20,552	Compass Group PLC	442,281
9,209	DCC PLC	713,090
16,357	Diageo PLC	829,701
10,065	Fevertree Drinks PLC	235,006
82,160	Ibstock PLC	188,566	(a)
796,318	Lloyds Banking Group PLC	484,931
9,048	London Stock Exchange Group PLC	943,530
144,168	Petershill Partners PLC	471,136	*(a)
35,181	Prudential PLC	519,386
27,703	RELX PLC	862,054
13,239	Savills PLC	192,513
30,490	Smith & Nephew PLC	484,939
15,527	St. James’s Place PLC	292,736
15,417	Travis Perkins PLC	248,611
4,471	Unilever PLC	202,072
14,812	Weir Group PLC	316,086
		8,552,259
United States 4.8%
2,206	Aon PLC Class A	718,340
4,403	Ferguson PLC	596,517

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

3,358	Schneider Electric SE	$563,776
		1,878,633
Total Common Stocks
(Cost $36,304,770)		37,686,216

Short-Term Investments 4.0%

Investment Companies 4.0%
601,595	State Street Institutional Treasury Money Market Fund Premier Class, 0.17%(c)	601,595
984,264	State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(c)	984,264	(d)

Total Short-Term Investments
(Cost $1,585,859)		1,585,859

Total Investments 100.3%
(Cost $37,890,629)		39,272,075
Liabilities Less Other Assets (0.3)%		(136,595)

Net Assets 100.0%		$39,135,480

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2022 amounted to $1,398,000, which represents 3.6% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at March 31, 2022. Total value of all such securities at March 31, 2022 amounted to $923,813 for the Fund.
(c)	Represents 7-day effective yield as of March 31, 2022.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$3,124,252	8.0%
Trading Companies & Distributors	3,014,835	7.7%
Beverages	2,680,775	6.9%
Health Care Equipment & Supplies	2,574,077	6.6%
Pharmaceuticals	2,343,819	6.0%
IT Services	2,192,122	5.6%
Professional Services	2,168,246	5.5%
Banks	2,069,114	5.3%
Machinery	1,993,585	5.1%
Insurance	1,751,466	4.5%
Textiles, Apparel & Luxury Goods	1,505,553	3.8%
Containers & Packaging	1,377,864	3.5%
Life Sciences Tools & Services	1,349,750	3.5%
Chemicals	919,945	2.4%
Household Durables	895,018	2.3%
Semiconductors & Semiconductor Equipment	875,262	2.2%
Personal Products	826,933	2.1%
Construction Materials	810,977	2.1%
Auto Components	734,427	1.9%
Industrial Conglomerates	713,090	1.8%
Food Products	644,992	1.6%
Software	641,933	1.6%
Electrical Equipment	563,776	1.4%
Hotels, Restaurants & Leisure	442,281	1.1%
Electronic Equipment, Instruments & Components	430,246	1.1%
Specialty Retail	339,694	0.9%
Food & Staples Retailing	303,145	0.8%
Health Care Providers & Services	206,526	0.5%
Real Estate Management & Development	192,513	0.5%
Short-Term Investments and Other Liabilities—Net	1,449,264	3.7%
	$39,135,480	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$472,146	$—	$472,146
Belgium	—	176,194	—	176,194
China	291,686	278,563	—	570,249
Finland	—	508,260	—	508,260
France	308,523	2,699,712	—	3,008,235
Germany	1,431,519	2,932,024	—	4,363,543
Hong Kong	—	1,455,802	—	1,455,802
Ireland	644,992	1,321,762	—	1,966,754
Italy	—	266,152	—	266,152
Japan	—	5,656,980	—	5,656,980
Netherlands	276,138	1,956,456	—	2,232,594
Norway	—	135,972	—	135,972
Singapore	—	603,777	—	603,777
Switzerland	—	4,823,730	—	4,823,730
United Kingdom	—	8,552,259	—	8,552,259
United States	718,340	1,160,293	—	1,878,633
Other Common Stocks(a)	1,014,936	—	—	1,014,936
Total Common Stocks	4,686,134	33,000,082	—	37,686,216
Short-Term Investments	—	1,585,859	—	1,585,859
Total Investments	$4,686,134	$34,585,941	$—	$39,272,075

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) March 31, 2022

NUMBER OF SHARES		VALUE

Common Stocks 93.5%
Aerospace & Defense 2.1%
34,400	Axon Enterprise, Inc.	$4,737,912	*
50,300	HEICO Corp.	7,723,062
		12,460,974
Airlines 0.9%
32,500	Allegiant Travel Co.	5,277,675	*
Auto Components 1.0%
47,500	Aptiv PLC	5,686,225	*
Banks 5.8%
120,000	Citizens Financial Group, Inc.	5,439,600
75,000	Pinnacle Financial Partners, Inc.	6,906,000
37,500	Signature Bank	11,005,875
19,000	SVB Financial Group	10,629,550	*
		33,981,025
Biotechnology 3.3%
7,500	Argenx SE ADR	2,364,825	*
59,900	Fate Therapeutics, Inc.	2,322,323	*
80,000	Horizon Therapeutics PLC	8,416,800	*
42,500	Seagen, Inc.	6,122,125	*
		19,226,073
Capital Markets 0.8%
100,000	Carlyle Group, Inc.	4,891,000
Commercial Services & Supplies 3.9%
29,500	Cintas Corp.	12,549,005
75,000	Waste Connections, Inc.	10,477,500
		23,026,505
Communications Equipment 2.5%
57,500	Arista Networks, Inc.	7,991,350	*
175,000	Juniper Networks, Inc.	6,503,000
		14,494,350
Distributors 0.9%
110,000	LKQ Corp.	4,995,100
Electrical Equipment 3.0%
66,400	AMETEK, Inc.	8,843,152
30,000	Generac Holdings, Inc.	8,917,800	*
		17,760,952
Electronic Equipment, Instruments & Components 5.1%
68,800	Amphenol Corp. Class A	5,184,080
35,000	CDW Corp.	6,261,150
20,000	Teledyne Technologies, Inc.	9,452,600	*
22,500	Zebra Technologies Corp. Class A	9,308,250	*
		30,206,080
Entertainment 0.6%
228,944	Lions Gate Entertainment Corp. Class A	3,720,340	*
Food & Staples Retailing 1.8%
152,400	BJ’s Wholesale Club Holdings, Inc.	10,303,764	*
Health Care Equipment & Supplies 6.6%
7,000	Align Technology, Inc.	3,052,000	*
100,000	Axonics, Inc.	6,260,000	*
14,000	IDEXX Laboratories, Inc.	7,658,840	*
22,500	Insulet Corp.	5,993,775	*
35,000	Penumbra, Inc.	7,774,550	*
22,500	Teleflex, Inc.	7,983,675
		38,722,840
Health Care Providers & Services 0.7%
150,000	R1 RCM, Inc.	4,014,000	*
Hotels, Restaurants & Leisure 6.2%
80,000	Caesars Entertainment, Inc.	6,188,800	*
4,900	Chipotle Mexican Grill, Inc.	7,751,947	*
50,000	Darden Restaurants, Inc.	6,647,500
50,000	Expedia Group, Inc.	9,783,500	*
40,000	Marriott Vacations Worldwide Corp.	6,308,000
		36,679,747
Household Products 1.1%
63,900	Church & Dwight Co., Inc.	6,350,382
Interactive Media & Services 0.7%
40,000	IAC/InterActiveCorp.	4,011,200	*
IT Services 3.4%
52,500	Cloudflare, Inc. Class A	6,284,250	*
22,500	Globant SA	5,896,575	*
17,500	MongoDB, Inc.	7,762,825	*
		19,943,650
Leisure Products 0.8%
45,000	Polaris, Inc.	4,739,400
Life Sciences Tools & Services 4.1%
325,000	Avantor, Inc.	10,991,500	*
13,006	Bio-Rad Laboratories, Inc. Class A	7,325,369	*
25,000	IQVIA Holdings, Inc.	5,780,250	*
		24,097,119
Machinery 1.8%
16,768	Chart Industries, Inc.	2,880,239	*
39,300	IDEX Corp.	7,534,989
		10,415,228
Oil, Gas & Consumable Fuels 3.5%
200,000	Antero Resources Corp.	6,106,000	*
150,000	Devon Energy Corp.	8,869,500
39,957	Diamondback Energy, Inc.	5,477,306
		20,452,806
Pharmaceuticals 1.2%
30,000	Catalent, Inc.	3,327,000	*
100,000	Royalty Pharma PLC Class A	3,896,000
		7,223,000
Professional Services 1.2%
110,000	CoStar Group, Inc.	7,327,100	*
Road & Rail 1.6%
32,000	Old Dominion Freight Line, Inc.	9,557,760
Semiconductors & Semiconductor Equipment 10.6%
40,000	Enphase Energy, Inc.	8,071,200	*
67,500	Entegris, Inc.	8,860,050
14,500	KLA Corp.	5,307,870
110,000	Lattice Semiconductor Corp.	6,704,500	*
90,000	Marvell Technology, Inc.	6,453,900
20,000	Monolithic Power Systems, Inc.	9,713,600

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

172,500	ON Semiconductor Corp.	$10,800,225	*
55,000	Teradyne, Inc.	6,502,650
		62,413,995
Software 10.9%
22,500	Bill.com Holdings, Inc.	5,102,775	*
32,500	Crowdstrike Holdings, Inc. Class A	7,380,100	*
32,500	Datadog, Inc. Class A	4,922,775	*
75,000	Descartes Systems Group, Inc.	5,494,500	*
10,000	HubSpot, Inc.	4,749,400	*
50,000	Manhattan Associates, Inc.	6,935,500	*
25,000	Palo Alto Networks, Inc.	15,562,750	*
35,000	Paylocity Holding Corp.	7,201,950	*
27,500	Zscaler, Inc.	6,635,200	*
		63,984,950
Specialty Retail 5.3%
30,000	Burlington Stores, Inc.	5,465,100	*
45,000	CarMax, Inc.	4,341,600	*
82,500	Dick’s Sporting Goods, Inc.	8,251,650	(a)
30,000	Five Below, Inc.	4,751,100	*
12,500	O’Reilly Automotive, Inc.	8,562,000	*
		31,371,450
Trading Companies & Distributors 2.1%
34,400	United Rentals, Inc.	12,219,224	*
Total Common Stocks
(Cost $395,172,787)		549,553,914

Short-Term Investments 7.7%

Investment Companies 7.7%
41,790,660	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25%(b)	41,790,660
3,774,746	State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(b)	3,774,746	(c)

Total Short-Term Investments
(Cost $45,565,406)		45,565,406

Total Investments 101.2%
(Cost $440,738,193)		595,119,320
Liabilities Less Other Assets (1.2)%		(7,293,276)

Net Assets 100.0%		$587,826,044

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2022. Total value of all such securities at March 31, 2022 amounted to approximately $3,528,506 for the Fund.
(b)	Represents 7-day effective yield as of March 31, 2022.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$549,553,914	$—	$—	$549,553,914
Short-Term Investments	—	45,565,406	—	45,565,406
Total Investments	$549,553,914	$45,565,406	$—	$595,119,320

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) March 31, 2022

NUMBER OF SHARES		VALUE

Common Stocks 99.7%
Aerospace & Defense 1.1%
6,950	General Dynamics Corp.	$1,676,201
Auto Components 2.0%
25,834	Aptiv PLC	3,092,588	*
Banks 8.0%
65,316	BankUnited, Inc.	2,871,291
23,675	Comerica, Inc.	2,140,930
180,438	Huntington Bancshares, Inc.	2,638,004
14,219	M&T Bank Corp.	2,410,121
36,497	Truist Financial Corp.	2,069,380
		12,129,726
Beverages 2.6%
73,500	Molson Coors Brewing Co. Class B	3,923,430
Biotechnology 0.9%
32,767	Emergent BioSolutions, Inc.	1,345,413	*
Building Products 3.7%
15,903	Carlisle Cos, Inc.	3,910,866
22,610	Fortune Brands Home & Security, Inc.	1,679,471
		5,590,337
Chemicals 1.5%
10,048	Ashland Global Holdings, Inc.	988,824
10,318	Scotts Miracle-Gro Co.	1,268,701
		2,257,525
Commercial Services & Supplies 2.1%
107,889	KAR Auction Services, Inc.	1,947,396	*
21,978	Stericycle, Inc.	1,294,944	*
		3,242,340
Communications Equipment 3.0%
40,114	Ciena Corp.	2,432,112	*
8,606	Motorola Solutions, Inc.	2,084,373
		4,516,485
Construction & Engineering 1.0%
27,882	Arcosa, Inc.	1,596,245
Containers & Packaging 2.0%
46,172	Sealed Air Corp.	3,091,677
Electric Utilities 3.5%
59,100	Evergy, Inc.	4,038,894
30,438	OGE Energy Corp.	1,241,262
		5,280,156
Electronic Equipment, Instruments & Components 3.2%
10,040	CDW Corp.	1,796,056
13,988	II-VI, Inc.	1,013,990	*
37,895	Itron, Inc.	1,996,308	*
		4,806,354
Energy Equipment & Services 1.6%
67,000	Baker Hughes Co.	2,439,470
Entertainment 2.8%
283,750	Lions Gate Entertainment Corp. Class B	4,264,762	*
Equity Real Estate Investment Trusts 2.7%
58,051	Regency Centers Corp.	4,141,358
Food Products 2.8%
53,490	Hain Celestial Group, Inc.	1,840,056	*
74,200	TreeHouse Foods, Inc.	2,393,692	*
		4,233,748
Health Care Equipment & Supplies 5.1%
46,253	Avanos Medical, Inc.	1,549,475	*
81,671	Cardiovascular Systems, Inc.	1,845,765	*
23,705	Haemonetics Corp.	1,498,630	*
22,164	Zimmer Biomet Holdings, Inc.	2,834,776
2,216	Zimvie, Inc.	50,613	*
		7,779,259
Health Care Providers & Services 1.8%
6,972	McKesson Corp.	2,134,338
24,099	MEDNAX, Inc.	565,845	*
		2,700,183
Hotels, Restaurants & Leisure 4.0%
65,578	MGM Resorts International	2,750,341
58,090	Travel & Leisure Co.	3,365,735
		6,116,076
Independent Power and Renewable Electricity Producers 3.1%
111,127	AES Corp.	2,859,298
81,800	Vistra Corp.	1,901,850
		4,761,148
Insurance 2.6%
11,311	Allstate Corp.	1,566,686
24,298	Globe Life, Inc.	2,444,379
		4,011,065
IT Services 2.2%
16,070	Alliance Data Systems Corp.	902,331
351,300	Conduent, Inc.	1,812,708	*
50,179	Kyndryl Holdings, Inc.	658,348	*
		3,373,387
Machinery 2.2%
42,482	Allison Transmission Holdings, Inc.	1,667,843
75,932	Enerpac Tool Group Corp.	1,662,152
		3,329,995
Media 0.0%(a)
4,360	Loyalty Ventures, Inc.	72,071	*
Metals & Mining 0.9%
41,490	Cleveland-Cliffs, Inc.	1,336,393	*
Mortgage Real Estate Investment Trusts 2.0%
128,627	Starwood Property Trust, Inc.	3,108,915
Multi-Utilities 2.5%
122,121	CenterPoint Energy, Inc.	3,741,787
Multiline Retail 2.2%
21,046	Dollar Tree, Inc.	3,370,517	*
Oil, Gas & Consumable Fuels 9.9%
63,906	Devon Energy Corp.	3,778,762
30,064	EOG Resources, Inc.	3,584,531

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

56,183	ONEOK, Inc.	$3,968,205
19,657	Phillips 66	1,698,168
63,154	Williams Cos., Inc.	2,109,975
		15,139,641
Professional Services 3.4%
83,974	Dun & Bradstreet Holdings, Inc.	1,471,224	*
66,816	KBR, Inc.	3,656,840
		5,128,064
Real Estate Management & Development 0.8%
175,598	WeWork, Inc. Class A	1,197,578	*
Semiconductors & Semiconductor Equipment 5.3%
20,794	CMC Materials, Inc.	3,855,208
9,967	NXP Semiconductors NV	1,844,692
18,053	Skyworks Solutions, Inc.	2,406,104
		8,106,004
Software 1.7%
72,858	Dropbox, Inc. Class A	1,693,949	*
32,980	Ping Identity Holding Corp.	904,641	*
		2,598,590
Specialty Retail 2.6%
371,160	Chico’s FAS, Inc.	1,781,568	*
42,761	Children’s Place, Inc.	2,108,117	*
		3,889,685
Technology Hardware, Storage & Peripherals 0.7%
29,016	Pure Storage, Inc. Class A	1,024,555	*
Trading Companies & Distributors 2.2%
67,328	AerCap Holdings NV	3,385,252	*
Total Common Stocks (Cost $116,172,810)		151,797,980
Short-Term Investments 0.8%
Investment Companies 0.8%
1,267,202	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25%(b) (Cost $1,267,202)	1,267,202
Total Investments 100.5% (Cost $117,440,012)		153,065,182
Liabilities Less Other Assets (0.5)%		(779,959)

Net Assets 100.0%		$152,285,223

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of March 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$151,797,980	$—	$—	$151,797,980
Short-Term Investments	—	1,267,202	—	1,267,202
Total Investments	$151,797,980	$1,267,202	$—	$153,065,182

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2022

PRINCIPAL AMOUNT		VALUE

Mortgage-Backed Securities 28.8%
Adjustable Mixed Balance 0.1%
98,637	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.36%, due 6/19/2034	$97,062	(a)
Collateralized Mortgage Obligations 11.7%
209,188	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	208,965	(b)(c)
	Connecticut Avenue Securities Trust
80,212	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 2.76%, due 8/25/2031	80,212	(a)(b)
236,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 1.65%, due 10/25/2041	227,994	(a)(b)
395,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 3.60%, due 3/25/2042	399,213	(a)(b)
273,060	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	258,392	(b)(c)
	Fannie Mae Connecticut Avenue Securities
694,900	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.46%, due 9/25/2028	732,518	(a)
246,430	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.76%, due 10/25/2028	256,522	(a)
824,182	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.71%, due 1/25/2029	844,902	(a)
592,616	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.71%, due 4/25/2029	618,571	(a)
263,559	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.81%, due 5/25/2029	274,609	(a)
886,388	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.46%, due 10/25/2029	905,030	(a)
771,476	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.66%, due 1/25/2030	775,276	(a)
816,319	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.71%, due 7/25/2030	822,467	(a)
	Freddie Mac Structured Agency Credit Risk Debt Notes
890,469	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.71%, due 7/25/2029	898,449	(a)
985,911	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.81%, due 4/25/2030	992,285	(a)
661,991	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 0.46%, due 10/25/2032	660,029	(a)(b)
275,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 3.85%, due 2/25/2042	268,902	(a)(b)
250,869	Ser. 2019-DNA2, Class M2, (1M USD LIBOR + 2.45%), 2.91%, due 3/25/2049	251,179	(a)(b)
	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
320,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 5.30%, due 3/25/2042	326,016	(a)(b)
61,127	Ser. 2021-DNA1, Class M1, (SOFR30A + 0.65%), 0.75%, due 1/25/2051	60,999	(a)(b)
	GCAT Trust
304,328	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	298,453	(b)(c)
553,323	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	523,386	(b)(c)
510,934	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	485,553	(b)(c)
34,202	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	34,247	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Verus Securitization Trust
$593,059	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	$560,802	(b)(c)
498,309	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	474,475	(b)(c)
		12,239,446
Commercial Mortgage-Backed 15.7%
1,239,563	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,182,112
510,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	503,708	(b)
5,390,728	BBCMS Mortgage Trust, Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	502,285	(c)(d)
	Benchmark Mortgage Trust
227,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	172,287	(b)
97,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	66,946	(b)
1,150,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 2.05%, due 9/15/2036	1,108,530	(a)(b)
	BX Trust
587,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 1.98%, due 9/15/2034	556,988	(a)(b)
269,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	259,683	(b)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (SOFR30A + 1.01%), 1.06%, due 2/15/2038	318,142	(a)(b)
	CAMB Commercial Mortgage Trust
1,006,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 2.15%, due 12/15/2037	989,616	(a)(b)
130,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 2.95%, due 12/15/2037	127,775	(a)(b)
	Citigroup Commercial Mortgage Trust
29,654	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	29,638
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	837,623
99,427	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	99,326
	Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,106,496
12,040,074	Ser. 2014-CR18, Class XA, 0.99%, due 7/15/2047	214,087	(c)(d)
15,942,650	CSAIL Commercial Mortgage Trust, Ser. 2016-C5, Class XA, 0.93%, due 11/15/2048	422,963	(c)(d)
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	797,130	(b)(c)
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	220,771	(d)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	149,433	(c)(d)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	113,822	(c)(d)
26,638,315	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.64%, due 10/25/2026	633,502	(c)(d)
	GS Mortgage Securities Trust
167,278	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	166,060	(b)
67,827	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	67,771
174,528,908	Ser. 2013-GC13, Class XA, 0.06%, due 7/10/2046	115,433	(c)(d)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	1,001,639
17,971,549	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	350,064	(c)(d)
	JP Morgan Chase Commercial Mortgage Securities Trust
285,000	Ser. 2012-HSBC, Class B, 3.72%, due 7/5/2032	285,322	(b)
285,000	Ser. 2012-HSBC, Class C, 4.02%, due 7/5/2032	285,371	(b)
235,000	Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	207,595	(b)(c)
	JPMBB Commercial Mortgage Securities Trust
96,947	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	96,962
294,463	Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	295,787
214,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class D, 2.33%, due 9/10/2039	189,989	(b)(c)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	165,621	(c)
693,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 2.94%, due 11/15/2038	674,461	(a)(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$165,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 2.15%, due 3/15/2036	$158,469	(a)(b)
284,294	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	285,618
266,498	Wells Fargo Commercial Mortgage Trust, Ser. 2012-LC5, Class A3, 2.92%, due 10/15/2045	266,813
	WF-RBS Commercial Mortgage Trust
16,692,221	Ser. 2014-LC14, Class XA, 1.25%, due 3/15/2047	294,708	(c)(d)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,136,464
		16,457,010
Fannie Mae 0.7%
668,694	Pass-Through Certificates, 4.50%, due 5/1/2041 – 5/1/2044	709,640
Freddie Mac 0.6%
	Pass-Through Certificates
224,896	3.50%, due 5/1/2026	229,761
350,525	4.50%, due 11/1/2039	373,358
		603,119
	Total Mortgage-Backed Securities (Cost $32,516,839)	30,106,277
Corporate Bonds 52.9%
Advertising 0.1%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	143,675	(b)
Aerospace & Defense 2.2%
1,400,000	Boeing Co., 2.20%, due 2/4/2026	1,323,583
410,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	424,782	(b)
490,000	TransDigm, Inc., 6.25%, due 3/15/2026	503,054	(b)
		2,251,419
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	480,040
Airlines 3.1%
1,160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	1,168,700	(b)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	149,956	(b)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	538,108	(b)
255,000	United Airlines, Inc., 4.38%, due 4/15/2026	250,837	(b)
1,090,000	United Continental Holdings, Inc., 4.88%, due 1/15/2025	1,085,455
		3,193,056
Auto Manufacturers 1.5%
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	514,767
400,000	2.70%, due 8/20/2027	376,332
250,000	Jaguar Land Rover Automotive PLC, 7.75%, due 10/15/2025	258,512	(b)
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	368,839	(b)
		1,518,450
Banks 10.9%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	535,956
	Bank of America Corp.
650,000	Ser. L, 3.95%, due 4/21/2025	662,345
1,085,000	3.38%, due 4/2/2026	1,083,539	(e)
1,000,000	BNP Paribas SA, 3.80%, due 1/10/2024	1,009,290	(b)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,072,545	(e)
1,920,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,784,349	(e)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	685,571	(e)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,062,344	(e)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Morgan Stanley
$1,700,000	0.79%, due 5/30/2025	$1,615,057	(e)
855,000	1.59%, due 5/4/2027	794,365	(e)
1,060,000	Wells Fargo & Co., 3.75%, due 1/24/2024	1,079,360
		11,384,721
Building Materials 0.2%
270,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	259,875	(b)
Chemicals 0.2%
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	184,000	(b)
Commercial Services 0.3%
280,000	Garda World Security Corp., 4.63%, due 2/15/2027	268,366	(b)
Cosmetics - Personal Care 0.3%
270,000	GSK Consumer Healthcare Capital U.S. LLC, 3.02%, due 3/24/2024	269,882	(b)
Diversified Financial Services 2.4%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	806,015
540,000	6.50%, due 7/15/2025	571,825
1,290,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,172,010	(b)(f)
		2,549,850
Entertainment 1.8%
250,000	Cinemark USA, Inc., 8.75%, due 5/1/2025	261,562	(b)
215,000	Int’l Game Technology PLC, 4.13%, due 4/15/2026	212,313	(b)
1,160,000	Magallanes, Inc., 3.76%, due 3/15/2027	1,157,888	(b)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	240,063	(b)
		1,871,826
Food 0.9%
970,000	JBS Finance Luxembourg S.a.r.l., 2.50%, due 1/15/2027	900,897	(b)
Food Service 0.1%
150,000	Aramark Services, Inc., 5.00%, due 4/1/2025	150,288	(b)
Gas 0.2%
251,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 1.00%, due 3/2/2023	250,225	(a)
Healthcare - Products 0.9%
945,000	Baxter Int’l, Inc., 1.32%, due 11/29/2024	902,371	(b)
Healthcare - Services 0.5%
545,000	Select Medical Corp., 6.25%, due 8/15/2026	564,206	(b)
Housewares 0.2%
180,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	184,950	(b)
Leisure Time 1.6%
	Carnival Corp.
785,000	10.50%, due 2/1/2026	872,849	(b)
280,000	5.75%, due 3/1/2027	267,026	(b)
270,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	270,675	(b)
295,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	278,038	(b)
		1,688,588
Lodging 0.2%
260,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	260,005	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Media 2.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$430,000	4.91%, due 7/23/2025	$445,915
535,000	2.25%, due 1/15/2029	481,430
525,000	Comcast Corp., 4.15%, due 10/15/2028	551,680
343,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	343,082	(b)
550,000	Fox Corp., 3.05%, due 4/7/2025	549,714
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	184,950
310,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	299,150	(b)(g)
		2,855,921
Mining 0.3%
320,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	324,800	(b)
Office - Business Equipment 1.5%
1,685,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	1,588,155
Oil & Gas 0.3%
265,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	271,755	(b)
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	91,236	(g)
		362,991
Oil & Gas Services 0.1%
150,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	151,350
Packaging & Containers 0.9%
1,015,000	Sonoco Products Co., 1.80%, due 2/1/2025	972,659
Pharmaceuticals 1.1%
1,135,000	Upjohn, Inc., 1.65%, due 6/22/2025	1,056,172
140,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	138,775	(b)
		1,194,947
Pipelines 3.5%
365,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	381,648	(b)
660,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	673,230	(b)
160,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	157,808
660,000	MPLX L.P., 4.88%, due 6/1/2025	683,761
	New Fortress Energy, Inc.
260,000	6.75%, due 9/15/2025	261,536	(b)
720,000	6.50%, due 9/30/2026	713,354	(b)
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	91,350	(b)(g)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
140,000	7.50%, due 10/1/2025	147,421	(b)
540,000	6.00%, due 3/1/2027	537,924	(b)
		3,648,032
Real Estate Investment Trusts 2.2%
	American Tower Corp.
645,000	1.60%, due 4/15/2026	597,814
805,000	1.45%, due 9/15/2026	734,481
565,000	Hospitality Properties Trust, 4.35%, due 10/1/2024	543,812
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	115,863	(b)
250,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	259,753	(b)
		2,251,723

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Retail 0.9%
$1,100,000	Lowe’s Cos., Inc., 1.70%, due 9/15/2028	$995,536
Semiconductors 2.7%
	Broadcom, Inc.
705,000	4.70%, due 4/15/2025	731,640
750,000	3.15%, due 11/15/2025	743,920
1,400,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,300,842
		2,776,402
Software 2.3%
265,000	Consensus Cloud Solutions, Inc., 6.00%, due 10/15/2026	263,013	(b)
540,000	Infor, Inc., 1.45%, due 7/15/2023	529,040	(b)
1,700,000	Oracle Corp., 1.65%, due 3/25/2026	1,585,259
		2,377,312
Telecommunications 6.3%
	AT&T, Inc.
1,370,000	1.70%, due 3/25/2026	1,296,959
955,000	1.65%, due 2/1/2028	870,108
530,000	CommScope Finance LLC, 6.00%, due 3/1/2026	536,143	(b)
200,000	Iliad Holding SASU, 6.50%, due 10/15/2026	200,540	(b)(g)
920,000	Rogers Communications, Inc., 2.95%, due 3/15/2025	913,358	(b)
	T-Mobile USA, Inc.
550,000	3.50%, due 4/15/2025	553,640
690,000	3.75%, due 4/15/2027	694,033
	Verizon Communications, Inc.
1,025,000	1.45%, due 3/20/2026	963,646
550,000	2.63%, due 8/15/2026	537,709
		6,566,136
	Total Corporate Bonds (Cost $57,285,482)	55,342,654
Convertible Bonds 0.3%
Media 0.3%
300,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $270,696)	269,850
Asset-Backed Securities 16.3%
1,125,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 1.40%, due 10/15/2034	1,113,281	(a)(b)
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,006,572	(b)
372,569	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	355,004	(b)
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 4.04%, due 1/15/2033	493,770	(a)(b)
29,275	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	29,284	(b)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,396,921	(b)(g)
565,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 1.34%, due 10/20/2034	557,747	(a)(b)
1,900,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 1.56%, due 4/15/2034	1,887,294	(a)(b)
840,777	JPMorgan Chase Bank NA , Ser. 2021-3, Class B, 0.76%, due 2/26/2029	816,739	(b)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 3.00%, due 10/20/2030	488,001	(a)(b)
	MVW LLC
123,319	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	116,350	(b)
520,858	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	489,987	(b)
361,018	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	341,596	(b)
474,282	Navient Private Ed. Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	446,443	(b)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 3.25%, due 1/20/2033	493,545	(a)(b)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 3.00%, due 7/20/2030	488,771	(a)(b)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,134,431	(b)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$565,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	$530,260	(b)
	Sierra Timeshare Receivables Funding LLC
127,119	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	125,201	(b)
150,740	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	147,995	(b)
500,000	Signal Peak CLO 2 LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.10%, due 4/20/2029	481,438	(a)(b)
514,349	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.91%, due 6/25/2043	507,421	(a)
41,076	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	41,097	(b)
444,026	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	414,518	(b)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 3.39%, due 4/18/2033	499,523	(a)(b)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.44%, due 4/15/2033	495,398	(a)(b)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 3.40%, due 4/20/2033	499,994	(a)(b)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 3.50%, due 1/20/2033	499,993	(a)(b)
1,125,000	Whitebox CLO III Ltd., Ser. 2021-3A , Class A1, (3M USD LIBOR + 1.22%), 1.34%, due 10/15/2034	1,110,094	(a)(b)
	Total Asset-Backed Securities (Cost $17,508,328)	17,008,668
Short-Term Investments 1.5%
Investment Companies 1.5%
1,635,104	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.25%(h) (Cost $1,635,104)	1,635,104	(g)

	Total Investments 99.8% (Cost $109,216,449)	104,362,553
	Other Assets Less Liabilities 0.2%	178,282	(i)

	Net Assets 100.0%	$104,540,835

(a)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2022 and changes periodically.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2022, these securities amounted to $48,982,888, which represents 46.9% of net assets of the Fund.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind (PIK) security.
(g)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of $3,714,302.
(h)	Represents 7-day effective yield as of March 31, 2022.
(i)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2022

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$85,810,001	82.1%
Cayman Islands	10,117,563	9.7%
United Kingdom	1,800,896	1.7%
Ireland	1,377,840	1.3%
France	1,209,830	1.2%
Canada	1,181,724	1.1%
Spain	535,956	0.5%
Germany	368,839	0.4%
Zambia	324,800	0.3%
Short-Term Investments and Other Assets-Net	1,813,386	1.7%

	$104,540,835	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2022

Derivative Instruments

Futures contracts (“futures”)

At March 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2022	239	U.S. Treasury Note, 2 Year	$50,649,328	$(472,529)
Total Long Positions			$50,649,328	$(472,529)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2022	198	U.S. Treasury Note, 5 Year	$(22,708,125)	$472,439
6/2022	28	U.S. Treasury Note, 10 Year	(3,440,500)	84,656
6/2022	4	U.S. Treasury Note, Ultra 10 Year	(541,875)	9,000
1/2023	13	Federal Funds, 30 day	(5,289,798)	(5,823)
Total Short Positions			$(31,980,298)	$560,272
Total Futures				$87,743

At March 31, 2022, the Fund had $249,471 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2022

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities(a)	$—	$30,106,277	$—	$30,106,277
Corporate Bonds(a)	—	55,342,654	—	55,342,654
Convertible Bonds(a)	—	269,850	—	269,850
Asset-Backed Securities	—	17,008,668	—	17,008,668
Short-Term Investments	—	1,635,104	—	1,635,104
Total Investments	$—	$104,362,553	$—	$104,362,553

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$566,095	$—	$—	$566,095
Liabilities	(478,352)	—	—	(478,352)
Total	$87,743	$—	$—	$87,743

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) March 31, 2022

NUMBER OF SHARES		VALUE

Common Stocks 98.9%
Auto Components 2.2%
136,192	Aptiv PLC	$16,303,544	*
Banks 2.7%
144,703	JPMorgan Chase & Co.	19,725,913
Capital Markets 3.4%
187,626	Intercontinental Exchange, Inc.	24,789,147
Communications Equipment 2.6%
135,814	Arista Networks, Inc.	18,875,430	*
Electrical Equipment 2.1%
540,169	Vestas Wind Systems A/S	15,845,750
Electronic Equipment, Instruments & Components 2.0%
34,918	Zebra Technologies Corp. Class A	14,445,577	*
Food & Staples Retailing 2.2%
28,502	Costco Wholesale Corp.	16,412,877
Health Care Equipment & Supplies 4.8%
80,431	Becton, Dickinson & Co.	21,394,646
123,793	Medtronic PLC	13,734,833
		35,129,479
Health Care Providers & Services 6.4%
128,428	AmerisourceBergen Corp.	19,869,096
115,038	Cigna Corp.	27,564,255
		47,433,351
Hotels, Restaurants & Leisure 3.9%
934,246	Compass Group PLC	20,105,056
99,104	Starbucks Corp.	9,015,491
		29,120,547
Household Products 2.2%
209,685	Colgate-Palmolive Co.	15,900,414
Insurance 3.5%
227,272	Progressive Corp.	25,906,735
Interactive Media & Services 4.7%
12,463	Alphabet, Inc. Class A	34,663,965	*
IT Services 12.0%
36,452	Accenture PLC Class A	12,292,708
257,404	Cognizant Technology Solutions Corp. Class A	23,081,417
102,656	Fiserv, Inc.	10,409,319	*
217,676	GoDaddy, Inc. Class A	18,219,481	*
68,506	MasterCard, Inc. Class A	24,482,674
		88,485,599
Life Sciences Tools & Services 2.6%
65,407	Danaher Corp.	19,185,835
Machinery 3.4%
142,308	Otis Worldwide Corp.	10,950,600
100,349	Stanley Black & Decker, Inc.	14,027,787
		24,978,387
Materials 1.5%
45,733	Sherwin-Williams Co.	11,415,871
Media 5.7%
507,034	Comcast Corp. Class A	23,739,332
725,845	Discovery, Inc. Class A	18,088,057	*
		41,827,389
Multi-Utilities 2.8%
1,320,933	National Grid PLC	20,300,371
Pharmaceuticals 3.1%
56,898	Roche Holding AG	22,512,359
Professional Services 2.1%
227,296	CoStar Group, Inc.	15,140,187	*
Road & Rail 2.3%
448,760	CSX Corp.	16,806,062
Semiconductors & Semiconductor Equipment 4.4%
178,624	Texas Instruments, Inc.	32,773,932
Software 8.0%
18,142	ANSYS, Inc.	5,762,807	*
26,649	Intuit, Inc.	12,813,905
132,217	Microsoft Corp.	40,763,823
		59,340,535
Specialty Retail 3.2%
114,387	Advance Auto Parts, Inc.	23,673,534
Trading Companies & Distributors 5.1%
39,235	United Rentals, Inc.	13,936,664	*
46,366	W.W. Grainger, Inc.	23,915,119
		37,851,783
Total Common Stocks (Cost $429,602,629)		728,844,573

PRINCIPAL AMOUNT

Short-Term Investments 1.1%
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 4/28/2022	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 6/6/2022	100,000
		200,000

NUMBER OF SHARES

Investment Companies 1.1%
7,872,337	State Street Institutional Treasury Money Market Fund Premier Class, 0.17%(b)	7,872,337

Total Short-Term Investments (Cost $8,072,337)		8,072,337

Total Investments 100.0% (Cost $437,674,966)		736,916,910
Other Assets Less Liabilities 0.0%(a)		52,026

Net Assets 100.0%		$736,968,936

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of March 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$650,081,037	88.2%
United Kingdom	40,405,427	5.5%
Switzerland	22,512,359	3.1%
Denmark	15,845,750	2.1%
Short-Term Investments and Other Assets-Net	8,124,363	1.1%
	$736,968,936	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks
Electrical Equipment	$—	$15,845,750	$—	$15,845,750
Hotels, Restaurants & Leisure	9,015,491	20,105,056	—	29,120,547
Multi-Utilities	—	20,300,371	—	20,300,371
Pharmaceuticals	—	22,512,359	—	22,512,359
Other Common Stocks(a)	641,065,546	—	—	641,065,546
Total Common Stocks	650,081,037	78,763,536	—	728,844,573
Short-Term Investments	—	8,072,337	—	8,072,337
Total Investments	$650,081,037	$86,835,873	$—	$736,916,910

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2022

Notes to Schedule of Investments Advisers Management Trust

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a “Fund,” and collectively, the “Funds”), are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

Russia’s Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust

(Unaudited) (cont’d)

Legend

March 31, 2022 (Unaudited)

Benchmarks:

LIBOR = London Interbank Offered Rate

SOFR30A = 30 Day Average Secured Overnight Financing Rate

Currency Abbreviations:

USD = United States Dollar

Index Periods/Payment Frequencies:

1M = 1 Month

3M = 3 Months

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2022

Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 70.2%

Federal Agricultural Mortgage Corp.,
1.59%, 1/10/2024(a)	2,800,000	2,770,977
2.62%, 2/26/2024(a)	1,200,000	1,208,768
FFCB,
0.25%, 5/6/2022	1,000,000	1,000,004
(SOFR + 0.05%), 0.32%, 2/17/2023(b)	1,000,000	1,000,290
FHLB,
2.13%, 6/10/2022	5,000,000	5,015,563
FHLMC,
0.13%, 7/25/2022	2,500,000	2,494,885
0.25%, 11/6/2023(a)	6,000,000	5,819,127
FNMA,
2.88%, 9/12/2023	8,000,000	8,081,150
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $27,781,349)		27,390,764

U.S. TREASURY OBLIGATIONS - 22.6%

U.S. Treasury Notes,
1.75%, 6/15/2022(a)	1,000,000	1,002,500
1.50%, 9/15/2022(a)	3,100,000	3,107,387
1.63%, 12/15/2022(a)	2,500,000	2,504,785
0.50%, 3/15/2023(a)	2,200,000	2,175,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,854,272)		8,790,610

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(c)(d)	225	—

Media - 0.0%
Media General, Inc., CVR*(c)(d)	2,550	—

TOTAL RIGHTS (Cost $7,171)		—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 7.6%

INVESTMENT COMPANIES - 7.6%
Invesco Government & Agency Portfolio, Institutional Class, 0.26%(e)(f)	2,970,153	2,970,153
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.18%(e)(f)	1,707	1,707
TOTAL INVESTMENT COMPANIES (Cost $2,971,860)		2,971,860

Total Investments - 100.4% (Cost $39,614,652)		39,153,234
Liabilities Less Other Assets - (0.4%)(g)		(146,462)
Net Assets - 100.0%		39,006,772

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2022, and changes periodically.
(c)	Security fair valued as of March 31, 2022, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2022, amounted to $0, which represents 0.0% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of March 31, 2022.
(f)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $2,971,860.
(g)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2022.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

1

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont’d)

Derivative Instruments

Written option contracts (“options written”)

At March 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Index
S&P 500 Index	3	$(1,359,123)	$4,500	4/1/2022	$(1,125)
S&P 500 Index	1	(453,041)	4,285	4/8/2022	(283)
S&P 500 Index	3	(1,359,123)	4,500	4/8/2022	(7,875)
S&P 500 Index	9	(4,077,369)	4,515	4/8/2022	(27,810)
S&P 500 Index	1	(453,041)	4,560	4/8/2022	(6,405)
S&P 500 Index	2	(906,082)	4,585	4/8/2022	(12,600)
S&P 500 Index	5	(2,265,205)	4,590	4/8/2022	(32,975)
S&P 500 Index	3	(1,359,123)	4,390	4/14/2022	(5,115)
S&P 500 Index	11	(4,983,451)	4,415	4/14/2022	(22,660)
S&P 500 Index	4	(1,812,164)	4,500	4/14/2022	(16,000)
S&P 500 Index	2	(906,082)	4,515	4/14/2022	(8,970)
S&P 500 Index	1	(453,041)	4,585	4/14/2022	(7,520)
S&P 500 Index	1	(453,041)	4,590	4/14/2022	(7,805)
S&P 500 Index	2	(906,082)	4,440	4/22/2022	(8,150)
S&P 500 Index	6	(2,718,246)	4,480	4/22/2022	(30,450)
S&P 500 Index	7	(3,171,287)	4,495	4/22/2022	(38,535)
S&P 500 Index	3	(1,359,123)	4,510	4/22/2022	(17,940)
S&P 500 Index	4	(1,812,164)	4,520	4/22/2022	(25,260)
S&P 500 Index	5	(2,265,205)	4,535	4/29/2022	(41,000)
S&P 500 Index	4	(1,812,164)	4,585	4/29/2022	(47,420)
S&P 500 Index	10	(4,530,410)	4,610	4/29/2022	(115,150)

Total options written (premium received $673,583)					$(481,048)

At March 31, 2022, the Fund had securities pledged in the amount of $15,679,919 to cover collateral requirements for options written.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government Agency Securities	$—	$27,390,764	$—	$27,390,764
U.S. Treasury Obligations	—	8,790,610	—	8,790,610
Rights(a)(b)(c)	—	—	—	—
Short-Term Investments	—	2,971,860	—	2,971,860
Total Long Positions	$—	$39,153,234	$—	$39,153,234

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1.
(c)	As of the period ended March 31, 2022, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont’d)

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written Liabilities	$(481,048)	$—	$—	$(481,048)

^ A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2022

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

Other matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

Russia’s invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.